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[SUTHERLAND LETTERHEAD]      1275 Pennsylvania Avenue,  Atlanta
                                                    NW  Austin
                             Washington, DC 20004-2415  Houston
                                          202.383.0100  New York
                                      Fax 202.637.3593  Tallahasee
                                    www.sutherland.com  Washington DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

August 19, 2009

Re:  Initial Registration Statement on Form N-4 for
     MetLife Investors USA Insurance Company
     MetLife Investors USA Separate Account A
     (MetLife Growth and Guaranteed Income)

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Separate Account"), we have attached for filing under the Securities Act of 1933, as amended, an initial registration statement (the "Initial Registration Statement") for certain individual single premium deferred variable annuity contracts (the "Contracts"). The Contracts will be issued through the Separate Account, which is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended.

Financial statements, exhibits not included herein, and certain other information will be added, and other clarifying or stylistic changes made by pre-effective amendment.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 383-0590.

Sincerely,

/s/ W. Thomas Conner
--------------------------
W. Thomas Conner

Attachment
cc:        John Towers, Esq.
           Michele H. Abate, Esq.